REVENUE - Revenue by Region (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disaggregation of Revenue [Line Items]
Net revenue	$ 6,510	$ 6,833	$ 6,848
Americas
Disaggregation of Revenue [Line Items]
Net revenue	2,573	2,732	2,682
Europe
Disaggregation of Revenue [Line Items]
Net revenue	1,770	1,754	1,699
Asia Pacific
Disaggregation of Revenue [Line Items]
Net revenue	2,167	2,347	2,467
Life Sciences and Diagnostics Markets
Disaggregation of Revenue [Line Items]
Net revenue	2,466	2,780	2,844
Life Sciences and Diagnostics Markets | Americas
Disaggregation of Revenue [Line Items]
Net revenue	1,157	1,333	1,336
Life Sciences and Diagnostics Markets | Europe
Disaggregation of Revenue [Line Items]
Net revenue	723	729	710
Life Sciences and Diagnostics Markets | Asia Pacific
Disaggregation of Revenue [Line Items]
Net revenue	586	718	798
Agilent CrossLab
Disaggregation of Revenue [Line Items]
Net revenue	2,747	2,656	2,563
Agilent CrossLab | Americas
Disaggregation of Revenue [Line Items]
Net revenue	1,048	1,003	941
Agilent CrossLab | Europe
Disaggregation of Revenue [Line Items]
Net revenue	741	701	666
Agilent CrossLab | Asia Pacific
Disaggregation of Revenue [Line Items]
Net revenue	958	952	956
Applied Markets
Disaggregation of Revenue [Line Items]
Net revenue	1,297	1,397	1,441
Applied Markets | Americas
Disaggregation of Revenue [Line Items]
Net revenue	368	396	405
Applied Markets | Europe
Disaggregation of Revenue [Line Items]
Net revenue	306	324	323
Applied Markets | Asia Pacific
Disaggregation of Revenue [Line Items]
Net revenue	$ 623	$ 677	$ 713